INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2014
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.
At June 30, 2014, June 30, 2013 and December 31, 2013, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2014	June 30, 2013	December 31, 2013
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	—	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	—	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	100.00%	100.00%
SFL Linus Ltd ("SFL Linus")	100.00%	100.00%	100.00%

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,247	—	—	33,298	74,020	45,939	52,990
Non-current assets	1,821,527	—	—	442,708	411,647	414,065	553,107
Total assets	2,027,774	—	—	476,006	485,667	460,004	606,097
Current liabilities	215,193	—	—	38,583	85,065	37,282	54,263
Non-current liabilities	1,771,619	—	—	432,169	372,421	415,000	552,029
Total Liabilities	1,986,812	—	—	470,752	457,486	452,282	606,292
Total stockholders’ equity	40,962	—	—	5,254	28,181	7,722	(195)

	As of December 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	205,916	9,780	9,857	34,412	94,981	56,886	—
Non-current assets	1,516,033	—	—	458,558	432,755	429,720	195,000
Total assets	1,721,949	9,780	9,857	492,970	527,736	486,606	195,000
Current liabilities	159,847	3,523	3,646	38,337	85,240	29,101	—
Non-current liabilities	1,521,115	—	—	451,384	418,554	453,860	197,317
Total Liabilities	1,680,962	3,523	3,646	489,721	503,794	482,961	197,317
Total stockholders’ equity	40,987	6,257	6,211	3,249	23,942	3,645	(2,317)
Summarized statement of operations information of the Company’s equity method investees is as follows:

	Six months ended June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	52,653	1,171	2,492	11,151	12,936	12,686	12,217
Net operating revenues	49,601	232	431	11,136	12,924	12,672	12,206
Net income/ (loss)	14,019	232	431	2,005	4,239	4,077	3,035

	Six months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,803	1,112	1,112	12,150	31,804	625	—
Net income	15,530	1,112	1,112	1,163	12,381	(238)	—

	Year ended December 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	122,792	19,490	19,624	23,701	46,145	13,832	—
Net operating revenues	88,121	2,261	2,262	23,681	46,109	13,808	—
Net income	28,200	2,261	2,261	2,324	17,747	3,645	(38)

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly-owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In December 2012, SFL West Polaris entered into a $420.0 million five year term loan and revolving credit facility, which was used in January 2013 to refinance the outstanding balance under a $700.0 million facility entered into in 2008, and for general corporate purposes. At June 30, 2014, the balance outstanding under this facility was $369.0 million. The Company guaranteed $94.0 million of this debt at June 30, 2014.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly-owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. One of the rigs, West Hercules, was transferred from SFL Deepwater to SFL Hercules, a 100% owned subsidiary of Ship Finance, in June 2013 at the carrying value of the Investment in finance lease. The remaining rig, West Taurus, is chartered on a bareboat basis and the terms of the charter provide Seadrill Deepwater with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In October 2013, SFL Deepwater entered into a $390.0 million five year term loan and revolving credit facility, which was used in November 2013 to refinance the outstanding balance under a $1,400 million loan facility entered into in September 2008, and for general corporate purposes. At June 30, 2014, the balance outstanding under the new facility was $343.3 million. The Company guaranteed $90.0 million of this debt at June 30, 2014.

SFL Hercules is a 100% owned subsidiary of Ship Finance which was incorporated in January 2012 for the purpose of acquiring the ultra deepwater drilling rig West Hercules from SFL Deepwater and carry on leasing the rig to Seadrill Offshore on the same terms as originally established under the lease by SFL Deepwater. The vessel is chartered on a bareboat basis and the performance of Seadrill Offshore under the leasing arrangement is fully guaranteed by Seadrill. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In May 2013, SFL Hercules entered into a $375.0 million secured term loan and revolving credit facility with a syndicate of banks. The facility was drawn in June 2013 and the proceeds were used to fund the acquisition of the ultra deepwater drilling rig West Hercules, which was transferred from SFL Deepwater at the carrying value of its Investment in finance lease receivable. At June 30, 2014, the balance outstanding under this facility was $297.5 million. In addition, $50 million was available under the revolving part of the facility at June 30, 2014. The Company guaranteed $85.0 million of this debt at June 30, 2014.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired from North Atlantic Drilling Ltd ("NADL"), a related party, in 2013. SFL Linus holds a newbuilding harsh environment jack-up drilling rig which upon delivery in February 2014 was leased to North Atlantic Linus Charterer Ltd. (“North Atlantic Charterer”), fully guaranteed by its parent company NADL. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Linus has a put option to sell the vessel to North Atlantic Charterer at a fixed price at the end of the charter, which expires in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In October 2013, SFL Linus entered into a $475.0 million five year term loan and revolving credit facility to partly finance the acquisition of the rig. The facility was drawn when the rig was delivered to SFL Linus and the charter commenced in February 2014. At June 30, 2014, the balance outstanding under this facility was $475.0 million. The facility was fully guaranteed by Ship Finance until the rig commenced a sub-charter in May 2014. Thereafter, Ship Finance guarantees $90.0 million of the debt.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in, a 13,800 TEU container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM. In November and December 2013, CMA CGM exercised its options to acquire the two vessel-owning entities, and the charter agreements were terminated in January and March 2014, respectively. Accordingly, the two $25 million investment loans, which were included in "Other receivables" at December 31, 2013, were repaid to the Company upon the termination of the charters. The business activities of Bluelot and Corte Real were discontinued upon the redelivery of their respective vessels to CMA CGM. Consequently, the subsidiaries ceased to be accounted for using the equity method and were consolidated as at June 30, 2014.

SFL West Polaris, SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. The loan facilities for SFL West Polaris, SFL Deepwater and SFL Hercules contain financial covenants, with which both Ship Finance and Seadrill must comply. As at June 30, 2014, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities. The SFL Linus loan facility contains financial covenants, with which both Ship Finance and NADL must comply. As at June 30, 2014, Ship Finance and NADL were in compliance with all of the covenants under this long-term debt facility.